United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/14

Date of Reporting Period: Quarter ended 12/31/13

Item 1. Schedule of Investments

Federated Real Return Bond Fund
Portfolio of Investments
December 31, 2013 (unaudited)
Shares		Value
	INVESTMENT COMPANIES—97.0%[1]
4,191,895	Federated Inflation-Protected Securities Core Fund	$44,182,569
896,250	High Yield Bond Portfolio	5,933,178
	TOTAL INVESTMENTS—97.0% (IDENTIFIED COST $49,953,258)[2]	50,115,747
	OTHER ASSETS AND LIABILITIES - NET—3.0%[3]	1,572,727
	TOTAL NET ASSETS—100%	$51,688,474
At December 31, 2013, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Bank of America Securities LLC	Bank of America Securities LLC	Unrealized Appreciation on Credit Default Swaps
Reference Entity	Series 20 Investment Grade CDX Index	Series 20 Investment Grade CDX Index
Buy/Sell	Sell	Sell
Pay/Receive Fixed Rate	1.00%	1.00%
Expiration Date	6/20/2018	6/20/2018
Implied Credit Spread at 12/31/2013[4]	0.81%	0.81%
Notional Amount	$14,000,000	$22,000,000
Market Value	$278,884	$438,247
Upfront Premiums Received	$185,451	$249,673
Unrealized Appreciation	$93,433	$188,574	$282,007
The average notional amount of credit default swap contracts held by the Fund throughout the period was $22,200,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	At December 31, 2013, the cost of investments for federal tax purposes was $49,918,137. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from swap contracts was $162,489. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $184,003 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,514.
3	Assets, other than investments in securities, less liabilities.
4	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
1

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
2

The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$50,115,747	$—	$—	$50,115,747
OTHER FINANCIAL INSTRUMENTS[2]	$—	$717,131	$—	$717,131
1	Federated Inflation-Protected Securities Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include swap contracts.
3
Federated Floating Rate Strategic Income Fund
Portfolio of Investments
December 31, 2013 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.5%
		Federal Home Loan Mortgage Corporation ARM—0.4%
$329,455		FHLMC ARM 781523, 2.354%, 5/01/2034	$348,285
477,268		FHLMC ARM 848194, 2.530%, 8/01/2035	507,247
337,569		FHLMC ARM 848746, 2.673%, 7/01/2034	358,773
410,489		FHLMC ARM 1H2662, 2.582%, 5/01/2036	436,272
		TOTAL	1,650,577
		Federal National Mortgage Association ARM—0.1%
153,125		FNMA ARM 745059, 2.198%, 9/01/2035	161,089
128,943		FNMA ARM 810320, 2.490%, 4/01/2034	136,976
263,916		FNMA ARM 881959, 2.460%, 2/01/2036	276,453
		TOTAL	574,518
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,214,255)	2,225,095
		CORPORATE BONDS—19.7%
		Automotive—1.5%
2,000,000		Ford Motor Credit Co., 2.75%, 5/15/2015	2,052,374
750,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	774,088
4,000,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	4,260,000
		TOTAL	7,086,462
		Building Materials—1.0%
4,850,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	5,092,500
		Chemicals—0.1%
500,000		Ashland, Inc., 3.00%, 3/15/2016	512,500
		Communications - Telecom Wirelines—0.1%
410,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.993%, 9/14/2018	431,598
		Consumer Cyclical - Automotive—0.4%
1,050,000		American Honda Finance Corp., Floating Rate Note—Sr. Note, 0.743%, 10/7/2016	1,056,182
750,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 0.946%, 9/26/2016	754,499
		TOTAL	1,810,681
		Energy—1.4%
500,000		Chesapeake Energy Corp., 3.25%, 3/15/2016	506,250
2,500,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,581,250
3,500,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	3,829,109
		TOTAL	6,916,609
		Energy - Integrated—0.4%
2,000,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 0.876%, 9/26/2018	2,005,116
		Financial Institution - Banking—0.7%
2,000,000		HSBC USA, Inc., Floating Rate Note—Sr. Note, 1.128%, 9/24/2018	2,005,078
1,000,000		U.S. Bancorp, Floating Rate Note—Sr. Note, Series MTN, 0.728%, 11/15/2018	1,004,061
300,000		Union Bank, N.A., Floating Rate Note—Sr. Note, 0.996%, 9/26/2016	302,883
		TOTAL	3,312,022
		Financial Institutions—1.9%
1,000,000		Ally Financial, Inc., 2.926%, 7/18/2016	1,022,864
2,000,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,090,000
2,000,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 2.75%, 5/15/2016	2,030,000
2,000,000		International Lease Finance Corp., 2.193%, 6/15/2016	2,020,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$2,000,000		SLM Corp., Series MTN, 4.875%, 6/17/2019	$1,994,176
		TOTAL	9,157,040
		Food & Beverage—2.3%
1,500,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	1,575,000
3,000,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	3,123,750
100,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	109,250
1,500,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	1,590,000
1,000,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	1,060,000
1,250,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	1,312,500
2,000,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	2,192,500
		TOTAL	10,963,000
		Gaming—0.4%
2,000,000	[1,2]	Penn National Gaming, Inc., Series 144A, 4.375%, 11/1/2018	2,050,000
		Health Care—2.7%
1,300,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,415,375
4,875,000	[1,2]	IMS Health, Inc., Series 144A, 7.375%, 9/1/2018	5,094,375
3,500,000	[1,2]	MPH Intermediate Holding Company 2, Sr. Note, 8.375%, 8/1/2018	3,653,125
900,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	969,750
1,600,000	[1,2]	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018	1,766,000
		TOTAL	12,898,625
		Industrial - Other—0.5%
1,500,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,545,000
1,000,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	1,085,000
		TOTAL	2,630,000
		Media - Non-Cable—0.4%
1,650,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	1,794,375
		Packaging & Containers—0.7%
500,000	[1,2]	Ardagh Packaging Finance PLC, Series 144, 7.375%, 10/15/2017	539,375
1,250,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	1,278,125
1,500,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	1,522,500
		TOTAL	3,340,000
		Retailers—2.1%
3,000,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	3,090,030
1,750,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	1,828,750
2,500,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	2,562,500
2,450,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	2,526,562
		TOTAL	10,007,842
		Technology—2.3%
1,000,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	1,047,500
1,000,000	[1,2]	IAC Interactive Corp., 4.875%, 11/30/2018	1,027,500
4,400,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	4,488,000
1,000,000	[1,2]	NXP BV/NXP Funding LLC, Sr. Note, 3.50%, 9/15/2016	1,027,500
2,500,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	2,650,000
1,000,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,080,000
		TOTAL	11,320,500
		Wireless Communications—0.8%
3,500,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	3,657,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $93,489,614)	94,986,370

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—0.9%
		Auto Receivables—0.2%
$300,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 1.968%, 1/7/2025	$299,589
125,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.817%, 5/15/2018	124,444
300,000		Smart Trust 2013-2US, Class A4B, 0.714%, 2/14/2019	301,198
		TOTAL	725,231
		Credit Card—0.3%
1,500,000		American Express Credit Account Master 2013-1, Class B, 0.867%, 2/16/2021	1,520,458
		Student Loan—0.4%
1,900,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.567%, 10/15/2031	1,906,332
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,125,000)	4,152,021
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.5%
		Commercial Mortgage—0.1%
600,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.217%, 7/15/2046	605,727
		Federal Home Loan Mortgage Corporation—2.4%
2,682,589		REMIC 3241 FM, 0.547%, 11/15/2036	2,683,928
3,198,114		REMIC 3305 BF, 0.487%, 7/15/2034	3,188,670
1,383,257		REMIC 3323 FB, 0.497%, 5/15/2037	1,376,818
3,545,398		REMIC 3752 FQ, 0.667%, 11/15/2040	3,561,835
894,530		REMIC 4077 MF, 0.667%, 7/15/2042	901,718
		TOTAL	11,712,969
		Federal National Mortgage Association—2.0%
1,350,502		REMIC 2006-111 FA, 0.545%, 11/25/2036	1,352,158
584,756		REMIC 2010-134 BF, 0.595%, 10/25/2040	584,416
940,001		REMIC 2010-135 FP, 0.565%, 12/25/2040	938,809
3,426,253		REMIC 2010-150 FL, 0.715%, 10/25/2040	3,443,976
1,927,809		REMIC 2012-135 FA, 0.465%, 11/25/2039	1,918,076
1,372,311		REMIC 2013-2 QF, 0.665%, 2/25/2043	1,374,906
		TOTAL	9,612,341
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $21,952,230)	21,931,037
		FLOATING RATE LOANS—5.1%
3,990,000		Activision Blizzard, Inc., Term Loan—1st Lien, 3.25%, 10/11/2020	4,022,897
2,000,000		Allegion US Holdings Co., Inc., Term Loan—1st Lien, 2.494%, 12/26/2020	2,008,250
350,000		Ardagh Holdings USA, Inc., Term Loan—1st Lien, 4.25%, 12/17/2019	352,625
3,484,994		Charter Communications Operating LLC, Term Loan—1st Lien, 2.515%, 1/3/2021	3,464,850
430,000		Darling International, Inc., Term Loan—1st Lien, 0.00%, 12/19/2020	434,571
346,296		Garda World Security Corp., Term Loan—1st Lien, 0.50%, 11/8/2020	347,595
1,353,704		Garda World Security Corp., Term Loan—1st Lien, 4.00%, 11/8/2020	1,358,780
2,368,421		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.75%, 10/25/2020	2,392,532
2,000,000		Las Vegas Sands Corp., Term Loan—1st Lien, 0.00%, 12/19/2020	2,001,670
948,212		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 2.867%, 2/2/2017	949,132
250,000		Oxea SARL, Term Loan—1st Lien, 4.25%, 12/6/2019	251,875
1,173,402		PVH Corp., Term Loan—1st Lien, 2.739%, 2/13/2020	1,181,745
497,500		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 3.50%, 5/14/2020	498,537
2,000,000		Seminole Tribe of Florida, Term Loan—1st Lien, 2.243%, 10/11/2017	2,009,160
397,500		Tesoro Corp., Term Loan—1st Lien, 2.414%, 6/3/2016	399,321
2,500,000		Virgin Media Investment Holdings, Term Loan—1st Lien, 3.50%, 6/7/2020	2,508,750
500,000		Water PIK, Inc., Term Loan—2nd Lien, 9.75%, 1/9/2021	494,375
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $24,534,559)	24,676,665

Principal Amount or Shares			Value
		INVESTMENT COMPANIES—69.4%[3]
$25,260,500		Federated Bank Loan Core Fund	$258,667,515
7,533,365	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	7,533,365
7,061,228		Federated Project and Trade Finance Core Fund	68,352,684
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $334,777,343)	334,553,564
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $481,093,001)[5]	482,524,752
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(458,855)
		TOTAL NET ASSETS—100%	$482,065,897
At December 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[7]United States Treasury Notes 5-Year Short Futures	100	$11,931,250	March 2014	$145,869
[7]United States Treasury Notes 10-Year Short Futures	95	$11,689,453	March 2014	$190,528
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$336,397
The average notional value of short futures contracts held by the Fund throughout the period was $11,773,116. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2013, these restricted securities amounted to $59,564,308, which represented 12.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2013, these liquid restricted securities amounted to $59,564,308, which represented 12.4% of total net assets.
3	Affiliated holdings.
4	7-day net yield.
5	At December 31, 2013, the cost of investments for federal tax purposes was $481,289,377. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,235,375. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,081,550 and net unrealized depreciation from investments for those securities having an excess of cost over value of $846,175.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Certain Investment Companies	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,225,095	$—	$2,225,095
Corporate Bonds	—	94,986,370	—	94,986,370
Asset-Backed Securities	—	4,152,021	—	4,152,021
Collateralized Mortgage Obligations	—	21,931,037	—	21,931,037
Floating Rate Loans	—	24,676,665	—	24,676,665
Investment Companies[1]	266,200,880	68,352,684	—	334,553,564
TOTAL SECURITIES	$266,200,880	$216,323,872	$—	$482,524,752
OTHER FINANCIAL INSTRUMENTS[2]	$336,397	$—	$—	$336,397
1	Federated Bank Loan Core Fund and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
6
Federated Fund for U.S. Government Securities
Portfolio of Investments
December 31, 2013 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—85.0%
		Federal Home Loan Mortgage Corporation—28.1%
$11,346,767		3.000%, 8/1/2043	$10,755,494
23,817,797		3.500%, 4/1/2042 - 9/1/2043	23,637,926
23,546,833		4.000%, 8/1/2025 - 1/1/2042	24,292,330
27,740,496		4.500%, 2/1/2024 - 9/1/2041	29,385,173
14,918,202		5.000%, 7/1/2020 - 10/1/2039	16,112,117
18,330,817		5.500%, 3/1/2021 - 9/1/2037	20,091,250
107,571		6.000%, 10/1/2017 - 2/1/2032	118,604
1,314,226		6.500%, 10/1/2037 - 10/1/2038	1,454,294
443,952		7.000%, 12/1/2031	514,150
703,476		7.500%, 1/1/2021 - 8/1/2031	820,925
		TOTAL	127,182,263
		Federal National Mortgage Association—50.8%
22,563,348		2.500%, 4/1/2028 - 5/1/2028	22,332,426
8,409,246		3.000%, 6/1/2027	8,580,715
12,000,000	[1]	3.500%, 1/1/2044	11,917,501
54,157,218	[1]	4.000%, 12/1/2031 - 1/1/2044	56,079,970
49,198,144	[1]	4.500%, 12/1/2019 - 1/1/2044	52,158,964
37,973,203	[1]	5.000%, 1/1/2024 - 1/1/2044	41,229,334
4,513,322		5.500%, 9/1/2034 - 9/1/2037	4,969,514
25,416,982		6.000%, 10/1/2028 - 4/1/2038	28,034,784
4,071,355		6.500%, 6/1/2029 - 8/1/2037	4,514,938
711,041		7.000%, 8/1/2028 - 1/1/2032	816,037
1,969		7.500%, 1/1/2030	2,307
1,174		11.750%, 10/1/2015	1,257
177		13.000%, 8/1/2015	191
		TOTAL	230,637,938
		Government National Mortgage Association—6.1%
17,665,064		3.500%, 12/15/2040	17,821,704
5,850,620		5.000%, 11/20/2038 - 9/20/2039	6,365,547
1,183,863		5.500%, 12/20/2038	1,303,822
973,639		6.000%, 9/20/2038	1,078,710
873,153		7.500%, 12/15/2023 - 7/15/2030	1,027,153
92,895		8.250%, 10/15/2030	113,426
55,821		8.375%, 8/15/2030	64,845
110		11.250%, 9/20/2015	118
		TOTAL	27,775,325
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $374,479,463)	385,595,526
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.7%
		Non-Agency Mortgage-Backed Securities—5.7%
2,399,130		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,222,520
814,441		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	710,096
2,999,274	[2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	2,956,684
5,415,367	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	4,930,692
1,208,003		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,193,379
1,860,008		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,740,979
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$253,100	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	$222,171
4,124,616	[2,4]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	78,368
183,795		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	180,707
568,908		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	575,679
1,496,225		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	1,510,739
1,873,601		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,872,664
4,878,582		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	4,577,086
1,558,787	[2,4]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	194,069
3,275,081		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,953,283
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $27,723,965)	25,919,116
		COMMERCIAL MORTGAGE-BACKED SECURITIES—7.8%
		Agency Commercial Mortgage-Backed Securities—3.6%
1,380,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	1,408,292
6,896,941		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	6,885,321
3,000,000	[2,3]	FREMF Mortgage Trust 2013-K24, 3.502%, 11/25/2045	2,732,879
5,800,000	[2,3]	FREMF Mortgage Trust 2013-K25, 3.617%, 11/25/2045	5,322,241
		TOTAL	16,348,733
		Non-Agency Commercial Mortgage-Backed Securities—4.2%
5,534,255	[2,3]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	5,832,781
4,047,083	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	4,144,983
2,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	2,031,739
7,000,000	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	7,293,802
		TOTAL	19,303,305
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $35,895,229)	35,652,038
		REPURCHASE AGREEMENTS—17.1%
25,563,000	[5,6]	Interest in $50,000,000 joint repurchase agreement 0.07%, dated 12/11/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $50,003,208 on 1/13/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/25/2044 and the market value of those underlying securities was $51,368,462.	25,563,000
5,946,000		Interest in $2,925,000,000 joint repurchase agreement 0.01%, dated 12/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,925,001,625 on 1/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $2,984,875,845.	5,946,000
46,000,000	[5,6]	Interest in $160,000,000 joint repurchase agreement 0.07%, dated 12/11/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $160,010,267 on 1/13/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $163,206,982.	46,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	77,509,000
		TOTAL INVESTMENTS—115.6% (IDENTIFIED COST $515,607,657)[7]	524,675,680
		OTHER ASSETS AND LIABILITIES-NET—(15.6)%[8]	(70,883,801)
		TOTAL NET ASSETS—100%	$453,791,879
At December 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
9U.S. Treasury Long Bond Long Futures	15	$1,924,688	March 2014	$(19,018)
9U.S. Treasury Note 10-Year Long Futures	15	$1,845,703	March 2014	$(29,769)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(48,787)
The average notional value of long and short futures contracts held by the Fund throughout the period was $761,227 and $7,667,844, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
2

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2013, these restricted securities amounted to $33,708,670, which represented 7.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2013, these liquid restricted securities amounted to $33,214,062, which represented 7.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$204,114	$222,171
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999 - 5/25/1999	$122,044	$78,368
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$568,418	$194,069
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At December 31, 2013, the cost of investments for federal tax purposes was $515,607,657. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $9,068,023. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,471,166 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,403,143.
8	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2013.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and
3

assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 – Quoted Prices and Investments in Investment Companies	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$385,595,526	$—	$385,595,526
Collateralized Mortgage Obligations	—	25,424,508	494,608	25,919,116
Commercial Mortgage-Backed Securities	—	35,652,038	—	35,652,038
Repurchase Agreements	—	77,509,000	—	77,509,000
TOTAL SECURITIES	$—	$524,181,072	$494,608	$524,675,680
OTHER FINANCIAL INSTRUMENTS*	$(48,787)	$—	$—	$(48,787)
*	Other financial instruments include financial futures contracts.
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
IO	—Interest Only
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 19, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 19, 2014